Comparison of Fair Value and Carrying Value of Financial Instruments (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 INR (₨)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Financial Assets:
Cash and due from banks, and restricted cash		₨ 2,086,031.4	$ 25,030.4			₨ 1,387,395.2	$ 16,647.4	₨ 1,122,031.1	₨ 930,694.7
Investments held for trading		461,245.3	5,534.5			135,831.1
Investments available for sale debt securities		8,295,487.1	99,537.9			4,878,844.0
Securities purchased under agreements to resell		34,178.3	410.1			455,275.4
Loans		26,335,700.9	316,003.1			17,052,927.9
Accrued interest receivable		249,644.5	2,995.5			186,091.2
Separate account assets		955,416.3	11,464.1			0.0
Other assets		1,942,177.5	23,304.3			1,292,086.7
Financial Liabilities :
Interest-bearing deposits		20,688,406.2	248,241.0			16,097,459.3
Non-interest-bearingdeposits		3,079,829.4	36,955.0			2,729,176.3
Securities sold under repurchase agreements		56,541.0	678.4			0.0
Short-term borrowings		1,313,737.1	15,763.6			1,089,897.5
Accrued interest payable		238,638.8	2,863.4			112,463.2
Long-term debt		6,648,772.0	79,778.9			2,054,436.4
Accrued expenses and other liabilities		690,851.5	8,289.6			567,643.6
Separate account liabilities		955,416.3	11,464.1	₨ 857,528.7	$ 10,289.5	0.0
Liabilities on policies in force	[1]	55,544.1	666.5			0.0
Financial Assets:
Cash and due from banks, and restricted cash		2,086,031.4	25,030.4			1,387,395.2
Investments held for trading		461,245.3	5,534.5			135,831.1
Investments available for sale debt securities		8,295,487.1	99,537.9			4,878,844.0
Securities purchased under agreements to resell		34,178.3	410.1			455,275.4
Loans		26,413,971.9	316,942.3			17,165,284.8
Accrued interest receivable		249,644.5	2,995.5			186,091.2
Separate account assets		955,416.3	11,464.1			0.0
Other assets		1,939,683.8	23,274.3			1,289,842.7
Financial Liabilities :
Securities sold under repurchase agreements		56,541.0	678.4			0.0
Short-term borrowings		1,314,424.4	15,771.8			1,088,380.5
Accrued interest payable		238,638.8	2,863.4			112,463.2
Long-term debt		6,639,457.7	79,667.1			2,045,541.9
Accrued expenses and other liabilities		690,851.5	8,289.6			567,643.6
Separate account liabilities		955,416.3	11,464.1			0.0
Liabilities on policies in force	[1]	55,544.1	666.5			0.0
Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits		20,775,875.4	249,290.6			16,102,822.0
Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits		3,079,829.4	$ 36,955.0			2,729,176.3
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Investments held for trading		290,951.1				184.1
Investments available for sale debt securities		548,944.7				507,504.1
Separate account assets		808,309.4				0.0
Financial Assets:
Cash and due from banks, and restricted cash		2,086,031.4				1,387,395.2
Investments held for trading		290,951.1				184.1
Investments available for sale debt securities		548,944.7				507,504.1
Securities purchased under agreements to resell		0.0				0.0
Loans		0.0				0.0
Accrued interest receivable		0.0				0.0
Separate account assets		808,309.4				0.0
Other assets		24,545.8				3,313.7
Financial Liabilities :
Securities sold under repurchase agreements		0.0				0.0
Short-term borrowings		0.0				0.0
Accrued interest payable		0.0				0.0
Long-term debt		0.0				0.0
Accrued expenses and other liabilities		0.0				0.0
Separate account liabilities		0.0				0.0
Liabilities on policies in force	[1]	0.0				0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits		0.0				0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits		0.0				0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Investments held for trading		148,296.2				135,647.0
Investments available for sale debt securities		7,608,007.7				4,222,904.3
Separate account assets		147,106.9				0.0
Financial Assets:
Cash and due from banks, and restricted cash		0.0				0.0
Investments held for trading		148,296.2				135,647.0
Investments available for sale debt securities		7,608,007.7				4,222,904.3
Securities purchased under agreements to resell		34,178.3				455,275.4
Loans		4,988,245.6				4,138,188.7
Accrued interest receivable		249,592.0				186,091.2
Separate account assets		147,106.9				0.0
Other assets		1,913,303.2				1,286,529.0
Financial Liabilities :
Securities sold under repurchase agreements		56,541.0				0.0
Short-term borrowings		1,314,424.4				1,088,380.5
Accrued interest payable		238,638.8				112,463.2
Long-term debt		6,639,457.7				2,045,541.9
Accrued expenses and other liabilities		688,513.7				567,643.6
Separate account liabilities		955,416.3				0.0
Liabilities on policies in force	[1]	55,544.1				0.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits		20,775,875.4				16,102,822.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits		3,079,829.4				2,729,176.3
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Investments held for trading		21,998.0				0.0
Investments available for sale debt securities		138,534.7				148,435.6
Separate account assets		0.0				0.0
Financial Assets:
Cash and due from banks, and restricted cash		0.0				0.0
Investments held for trading		21,998.0				0.0
Investments available for sale debt securities		138,534.7				148,435.6
Securities purchased under agreements to resell		0.0				0.0
Loans		21,425,726.3				13,027,096.1
Accrued interest receivable		52.5				0.0
Separate account assets		0.0				0.0
Other assets		1,834.8				0.0
Financial Liabilities :
Securities sold under repurchase agreements		0.0				0.0
Short-term borrowings		0.0				0.0
Accrued interest payable		0.0				0.0
Long-term debt		0.0				0.0
Accrued expenses and other liabilities		2,337.8				0.0
Separate account liabilities		0.0				0.0
Liabilities on policies in force	[1]	0.0				0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits		0.0				0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits		₨ 0.0				₨ 0.0

[1]	The liabilities on policies in force includes only the fair value of contracts that are classified as insurance contract